LEASE LIABILITY	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSET
Lease Liability

17. LEASE LIABILITY

The lease liability during the year ended December 31, 2021. As at December 31, 2021, the Company recorded $Nil of lease liability. The incremental borrowing rate for lease liability initially recognized as of January 1, 2019 was 10%.

Balance at December 31, 2019	$52,818

Cash flows:
Lease payments for year	(37,162)
Non-cash changes:
Accretion expenses for year	4,877
Balance at December 31, 2020	20,533
Cash flows:
Lease payments for year	(22,939)
Non-cash changes:
Accretion expenses for year	2,406
Balance at December 31, 2021	-

There were no significant payments made for short-term or low value leases in the year ended December 31, 2021 (2020 - $Nil, 2019 - $nil).